Note 2 - Significant and Critical Accounting Policies and Practices: Accounts Receivable and Allowance For Doubtful Accounts (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Bad debt expense	$ 26,817	$ 5,000